Schedule of Property And Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total Property and Equipment	$ 282,286	$ 262,992
Less: accumulated depreciation	(183,415)	(179,895)
Net Property and Equipment	98,871	83,097
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Property and Equipment	246,578	259,207
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Property and Equipment	$ 35,708	$ 3,785